Market risk (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of NIM and EVE Sensitivity of Interest Rate Risk

	2019		2018
	+50bps £m	-50bps £m	+50bps £m	-50bps £m
NIM sensitivity	99	56	207	(23)
EVE sensitivity (unaudited)	10	(88)	162	(124)

Disclosure Of Detailed Information About Basis Risk Under EAR Approach Explanatory	We report basis risk using the EaR approach.

	2019	2018
	£m	£m
Basis risk EaR	18	25

Disclosure Of Detailed Information About Interest Pricing Gap Balance Sheet Disclosure Explanatory
The table below shows the interest rate repricing gap of our balance sheet by repricing buckets.

	3 months	1 year	3 years	5 years	>5 years	Not sensitive	Total
2019	£m	£m	£m	£m	£m	£m	£m
Assets	107,155	50,284	67,439	32,918	12,561	16,539	286,896
Liabilities	188,773	17,513	22,774	12,892	21,900	24,064	287,916
Off-balance sheet	14,945	(18,495)	4,481	(1,516)	1,605	0	1,020

Net gap	(66,673)	14,276	49,146	18,510	(7,734)	(7,525)	0

2018
Assets	128,173	46,354	61,946	26,048	13,705	16,607	292,833
Liabilities	194,362	16,762	23,987	13,508	23,345	23,845	295,809
Off-balance sheet	11,096	(12,204)	(2,731)	6,870	(55)	—	2,976

Net gap	(55,093)	17,388	35,228	19,410	(9,695)	(7,238)	—

Disclosure Of Detailed Information About Risk Metrics Covering The Portfolio Of Securities Held For Liquidity And Investment Purpose Explanatory	The table below shows the risk metrics covering the portfolios of securities we hold for liquidity and investment purposes.

	2019	2018
	£m	£m
VaR	3	4
Worst three month stressed loss	1 3 2	190

Summary of Internal VaR for Exposure to Main Classes of Risk
This table and graph show our Internal VaR for exposure to each of the main classes of risk for 2019 and 2018. The VaR figures show how much the fair values of all our tradeable instruments could have changed. Since trading instruments are recorded at fair value, these are also the amounts by which they could have increased or reduced our net income.

	Year-end exposure		Average exposure		Highest exposure		Lowest exposure
	2019	2018	2019	2018	2019	2018	2019	2018
Trading instruments	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate risks	0.2	0.5	0.4	1.4	0.6	3.9	0.1	0.2
Equity risks	0.0	—	0.0	0.2	0.1	0.6	0.0	—
Foreign exchange risks	0.4	0.1	0.2	0.3	0.4	0.9	0.1	—

Diversification offsets (1)	(0.3)	(0.2)	(0.3)	(0.5)	(0.5)	—	(0.0)	—

Total correlated one-day VaR	0.3	0.4	0.3	1.4	0.6	3.8	0.2	0.3

(1)
The highest and lowest exposures for each risk type did not necessarily happen on the same day as the highest and lowest total correlated one-day
VaR. It is impossible to calculate a corresponding correlation offset effect, so we have not included it.